CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net Income	$ 4,869,839	$ 884,596	$ 1,432,655	$ 3,187,771
Depreciation expense	246,542	225,076	243,838	198,707
Loss on sale of equipment	(1,617)	0	13,936	0
Bad debt expense	0	69,995	69,975	46,203
Common stock issued for services	28,350	208,750	345,455	0
Stock options issued for services	849,531	148,648	166,187	80,530
Changes in accounts receivable	(2,749,328)	(642,358)	(1,494,660)	(2,049,959)
Changes in deferred tax asset	0	0	12,569	0
Changes in inventories	(3,572,120)	(1,493,076)	(1,528,107)	(703,223)
Changes in prepaid expenses	(44,970)	8,231	8,218	(9,341)
Changes in accounts payable and accrued liabilities	519,060	1,031,985	736,341	498,981
Changes in income taxes payable	1,108,388	(132,932)	(376,999)	354,466
Net Cash Provided by Operating Activities	1,253,675	308,915	(370,592)	1,604,135
Proceeds from disposal of equipment	33,910	0	13,770	0
Purchase of fixed assets	(654,057)	(474,381)	(550,622)	(1,487,628)
Net Cash Used in Investing Activities	(620,147)	(474,381)	(536,852)	(1,487,628)
Stock issued	4,332,975	0	0	0
Stock issued in exercise of stock options	118,512	0	0	0
Net Cash Used in Financing Activities	4,451,487	0	0	0
Effect of exchange rate changes on cash	(161,257)	(264,802)	(198,661)	108,984
NET INCREASE IN CASH	4,923,758	(430,268)	(1,106,105)	225,491
CASH AT BEGINNING OF PERIOD	808,772	1,914,877	1,914,877	1,689,386
CASH AT END OF PERIOD	5,732,530	1,484,609	808,772	1,914,877
Cash Paid for Interest	10,567	13,171	0	20,370
Cash Paid for Income Taxes	$ 1,655,672	$ 513,245	$ 294,625	$ 703,622